AS FILED WITH THE SECURITIES AND EXCHANGE  COMMISSION ON June 2, 2003
                                                SECURITIES ACT FILE NO. 33-12213
                                       INVESTMENT COMPANY ACT FILE NO. 811-05037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:           [X]

                       Pre-Effective Amendment No. ___                       [ ]

                      Post-Effective Amendment No. 151                       [X]
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:       [X]

                              Amendment No. 152                              [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)
                                 (414) 765-5344
               Registrant's Telephone Number, Including Area Code

                                Robert M. Slotky
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b).
[ X ]   on June 9, 2003 pursuant to paragraph (b).
[   ]   60 days after filing pursuant to paragraph (a)(1).
[   ]   on ________________  pursuant to paragraph (a)(1).
[   ]   75 days after filing pursuant to paragraph (a)(2).
[   ]   on _________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE
        Designation of New Effective Date for Previously Filed Amendment


Post-Effective Amendment No. 150 (the "Amendment") was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on April 3, 2003 and pursuant to Rule 485(a)(1) would become effective on June 2, 2003.

This  Post-Effective   Amendment  No.  151  is  being  filed  pursuant  to  Rule
485(b)(1)(iii) for the sole purpose of designating June 9, 2003 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 151 incorporates by reference the information contained in Parts A, B and C of the Amendment.




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 30th day of May, 2003.


                                        Professionally Managed Portfolios

                                        By:      Robert M. Slotky*
                                                 ----------------------------
                                                 Robert M. Slotky
                                                 President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on May 30, 2003.

Signature                               Title
---------                               -----

Steven J. Paggioli*
--------------------------
Steven J. Paggioli                    Trustee

Dorothy A. Berry*
--------------------------
Dorothy A. Berry                      Trustee

Wallace L. Cook*
--------------------------
Wallace L. Cook                       Trustee

Carl A. Froebel*
--------------------------
Carl A. Froebel                       Trustee

Rowley W. P. Redington*
--------------------------
Rowley W. P. Redington                Trustee

Ashley T. Rabun*
--------------------------
Ashley T. Rabun                       Trustee

Robert M. Slotky*
--------------------------
Robert M. Slotky                      President

Eric W. Falkeis*
--------------------------
Eric W. Falkeis                       Treasurer and Principal Financial
                                      and Accounting Officer

*  By /s/ Eric W. Falkeis
      -------------------
          Eric W. Falkeis
          Attorney-in-Fact pursuant to
          Power of Attorney